Segment information - Group's net revenues and Group's long-lived assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Information
Total long-lived assets	¥ 108,408	¥ 48,878
PRC, excluding Hong Kong
Segment Information
Total long-lived assets	63,086	38,366
Hong Kong
Segment Information
Total long-lived assets	37,542	1,629
Others
Segment Information
Total long-lived assets	¥ 7,780	¥ 8,883